Prepaid expenses and others	12 Months Ended
Dec. 31, 2018
Prepaid Expenses And Others
16. Prepaid expenses and others

Prepaid expenses and others consist of the following:

	As at December 31,
	2017	2018
	RMB’000	RMB’000

Prepaid rental to a shareholder(1)	418	448
Receivable from a related party(2)	-	251
Prepaid expenses	63	184
Others	2	155
Total	483	1,038

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(1) See Note 29 of Notes to the Consolidated Financial Statements, section 1. Lease of office space from a shareholder for detailed disclosure.

(2) See Note 29 of Notes to the Consolidated Financial Statements, section 2. Subleasing income with a related party for detailed disclosure.